Sebsequent Events (Details) (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Jun. 30, 2014
Subsequent Event [Line Items]
Ownership percentage			100.00%
Ordinary shares outstanding	41,506,175
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,794,002
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 15.83
Subsequent Event [Member]
Subsequent Event [Line Items]
Secondary public offering		17,250,000
Percentage of equity based compensation awards exchanged		25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		442,791
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 5.19
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		170,115
Percentageofequitybasedcompensationawardsnotexchanged		75.00%
less than 50% [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ownership percentage		50.00%